INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES
(9)	INCOME TAXES

Significant components of the Company’s net deferred tax assets are as follows (in thousands):

	December 31,
	2023	2022
Deferred income tax assets:
NOL carryforwards	$16,199	$11,781
Research credit carryforwards	5,153	1,601
Capitalized R&D	19,404	8,490
Stock based compensation	1,929	923
Other	1,117	790
Gross deferred tax assets	43,802	23,585
Less: valuation allowance	(43,596)	(23,283)
Total deferred tax assets	206	302
Deferred income tax liabilities:
Other	(206)	(302)
Total deferred tax liabilities	(206)	(302)
Net deferred tax assets (liabilities)	$—	$—

A reconciliation between the provision for income taxes and income taxes computed using the U.S. federal statutory corporate tax rate is as follows (in thousands):

	Years ended December 31,
	2023	2022
U.S. Federal statutory income tax rate	$(15,831)	$(10,829)
State taxes	(3,389)	(2,828)
Permanent and other differences	416	563
Stock-based compensation	1,049	(787)
Research and development credits	(2,676)	(757)
Change in valuation allowance	20,487	14,663
Total tax provision	$56	$25

The Company had federal NOL carryforwards available of $64.8 million and $46.9 million as of December 31, 2023 and December 31, 2022, respectively, before consideration of limitations under Section 382 of the Internal Revenue Code or Section 382, as further described below. The NOL generated from 2018 onwards of $64.8 million will carryforward indefinitely and be available to offset up to 80% of future taxable income each year. Additionally, the Company had state NOL carryforwards available of $44.1 million and $30.5 million as of December 31, 2023 and December 31, 2022, respectively. The state NOLs may be used to offset future taxable income and will begin to expire in 2038. At December 31, 2023 the Company had federal and state research and development credit carryforwards available of $6.0 million and $1.3 million, respectively. The federal credit carryforwards will begin to expire in 2038, unless previously utilized. The Massachusetts credit carryforwards will begin expiring in 2036, unless previously utilized. The California credits carry forward indefinitely.

The Company has established a full valuation allowance for its deferred tax assets due to uncertainties that preclude it from determining that it is more likely than not that the Company will be able to generate sufficient taxable income to realize such assets. Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred since inception. Such objective evidence limits the ability to consider other subjective evidence such as the Company’s projections for future growth. Based on this evaluation, as of December 31, 2023 and December 31, 2022, a valuation allowance of $43.6 million and $23.3 million, respectively, has been recorded against all of the Company’s net deferred tax assets, as the Company has determined that none of the Company’s balance of net deferred tax assets is more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted in the future if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence, such as estimates of future taxable income during carryforward periods and the Company’s projections for growth.

The future utilization of the Company’s NOL and tax credit carryforwards to offset future taxable income may be subject to a substantial annual limitation as a result of changes in ownership by stockholders that hold 5% or more of the Company’s common stock. An assessment of such ownership changes under Section 382 and 383 was not completed through December 31, 2023. Utilization of our net operating loss and income tax credit carryforwards may be subject to a substantial annual limitation due to ownership changes that may have occurred or that could occur in the future. These ownership changes may limit the amount of the net operating loss and income tax credit carryover that can be utilized annually to offset future taxable income. The Company will examine the impact of any potential ownership changes in the future.

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits at the beginning and end of the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Years ended December 31,
	2023	2022
Beginning balance of unrecognized tax benefits	$993	$529
Additions based on tax positions related to the current year	1,127	461
Additions based on tax positions related to the prior year	94	3
Ending balance of unrecognized tax benefits	$2,214	$993

The unrecognized tax benefit amounts are reflected in the determination of the Company’s deferred tax assets. If recognized, none of these amounts would affect the Company’s effective tax rate, since it would be offset by an equal corresponding adjustment in the deferred tax asset valuation allowance. The Company does not foresee material changes to its liability for uncertain tax benefits within the next twelve months.

The Company is subject to taxation in the United States and various states. The Company’s Federal and state returns are subject to examination, due to the carryforward of unutilized net operating losses and research and development credits.